Healthcare Leaders ETF Investment Strategy - Healthcare Leaders ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund will invest primarily in equity securities issued by pharmaceutical, biotechnology, healthcare services, healthcare technology, medical technology and life sciences companies (Healthcare Companies) which the adviser believes are leaders and where the magnitude and/or duration of future growth for these companies is underappreciated by the market. The Fund will invest in common stocks of Healthcare Companies across all market capitalizations, but expects to invest a majority of its assets in mid- and large- capitalization companies. The Fund will invest globally, including in both developed and emerging market countries, although it expects to invest a majority of its Assets in Healthcare Companies located in the U.S.Prior to June 1, 2026, under normal circumstances, the Fund invests at least 80% of its Assets in the equity securities of Healthcare Companies. The adviser determines that a security is generally appropriate for the Fund if at least 50% of the issuer’s assets, revenues, or net income is related to, or derived from, the group of industries in the healthcare sector. “Assets” means net assets, plus the amount of any borrowings for investment purposes.Effective June 1, 2026, under normal circumstances, the Fund will invest at least 80% of its Assets in the equity securities of Healthcare Companies that the adviser considers to be leaders. The adviser determines that a security is generally appropriate for the Fund if at least 50% of the issuer’s assets, revenues, or net income is related to, or derived from, the group of industries in the healthcare sector. In addition, leaders are those that the adviser believes are above median compared to Healthcare Companies, based on one or more of the following attributes: revenue growth, free cash flow growth, earnings per share growth, free cash flow margin and operating margin, all of which may be considered on a projected or a historic basis. “Assets” means net assets, plus the amount of any borrowings for investment purposes.The Fund’s equity securities may include common stock and depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depository receipt trades on a stock exchange in a country different from the company’s local market.Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use options, futures and other derivatives for risk management purposes and to provide equity market exposure. For example, the Fund may use exchange-traded futures to gain exposure to particular securities or markets and for the efficient management of cash flows. In addition, the Fund may invest in securities denominated in any currency and may from time to time hedge a portion of its foreign currency exposure using currency forwards.The Fund has a fundamental policy to concentrate its investments in a group of industries in the healthcare sector. This means that the Fund will invest 25% or more of its total assets across a group of industries in the healthcare sector.Investment Process: The Fund seeks to take advantage of the upside potential in the healthcare sector by investing in Healthcare Companies that the adviser believes the market underappreciates. In choosing securities to purchase, the adviser internally evaluates issuers to identify those that, in the adviser’s view, are leaders in the healthcare sector. The adviser leverages its proprietary research capabilities to identify these companies, with coverage provided by a team of dedicated healthcare specialists located around the world. Healthcare Companies that the adviser believes are “leaders” include those that have “catalysts” that the adviser believes will lead them to outperform their peers. These catalysts include: (i) clinical data updates; (ii) medical products that satisfy clinically and commercially meaningful unmet medical needs or denote improvements to the current standard of care; (iii) obtaining regulatory approvals and payer acceptance and coverage; (iv) medical products, services, or programs that improve healthcare delivery, clinical outcomes, or cost-effectiveness; (v) top line sales growth; (vi) patent expiration; (viii) research & development momentum; (ix) increased margins; and (x) M&A potential. The adviser then seeks to invest in leaders where the magnitude and duration of future growth is underappreciated.The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Strategy Portfolio Concentration [Text]	Prior to June 1, 2026, under normal circumstances, the Fund invests at least 80% of its Assets in the equity securities of Healthcare Companies.